CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Impairment loss recognised in profit or loss, goodwill	$ 985,000	$ 1,046,000	$ 16,282,000
Discount rate applied to cash flow projections	8.56%	7.50%
Cash outflow for leases	$ 52,621,000	$ 64,533,000
Reversal of impairment	$ 1,707,000	$ 3,557,000	$ 0
Ships [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Ships [member] | Bottom of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Ships [member] | Top of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful life measured as period of time, property, plant and equipment	30 years
Drybulk carrier [Member] | Bottom of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Decrease in charter rate	0.00%	0.00%
Increase in discount rate	0.00%	0.00%
Drybulk carrier [Member] | Top of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Decrease in charter rate	22.57%	20.83%
Increase in discount rate	82.30%	66.57%
Later than one year and not later than three years [member] | Ships [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Thereafter year [Member] | Ships [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years